FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:   /  /      (a)

             of fiscal year ending: 12/31/05    (b)

Is this a transition report? (Y/N)    N
                                    -----

Is this an amendment to a previous filing? (Y/N) N
                                                 -----

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A. Registrant Name: New England Life Retirement Investment Account

  B. File Number: 811-03285

  C. Telephone Number: 617-578-3514

2.A. Street: 200 Park Avenue

  B. City: New York      C. State: NY       D. Zip Code: 10166      Zip Ext:

  E. Foreign Country:              Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? (Y/N)           N
                                                                         ---

4.   Is this the last filing on this form by Registrant? (Y/N)            N
                                                                         ---

5.   Is Registrant a small business investment company (SBIC)?
     (Y/N)                                                                N
          -------------------------------------------------------        ---
     [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N)                   Y
                                                        ---------        ---
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.A. Is Registrant a series or multiple portfolio company?
     (Y/N)
           ---
     [If answer is "N" (No), go to item 8.]

  B. How many separate series or portfolios did Registrant have at the end of the period?
                              ----------------

For period ending 12/31/05                                   If filing more than
File Number 811-03285                                        one Page 47, "X"
                                                             box:[ ]

UNIT INVESTMENT TRUSTS

111.A. Depositor Name:

    B. File Number (if any)
                            ------------------------------------------------

    C. City:             State:           Zip Code:          Zip Ext.:
            -----------        ----------          ---------          ------

       Foreign Country:              Foreign Postal Code:
                       -------------                     -------------------

111.A. Depositor Name:

    B. File Number (If any):
                            ------------------------------------

    C. City:             State:           Zip Code:          Zip Ext.:
            -----------        ----------          ---------          ------

       Foreign Country:              Foreign Postal Code:
                       -------------                     -------------------

112.A. Sponsor Name:
                    --------------------------------------------------------

    B. File Number (If any):
                            ------------------------------------------------

    C. City:             State:           Zip Code:          Zip Ext.:
            -----------        ----------          ---------          ------

       Foreign Country:              Foreign Postal Code:
                       -------------                     -------------------

112.A. Sponsor Name:
                    --------------------------------------------------------

    B. File Number (If any):
                            ------------------------------------------------

    C. City:             State:           Zip Code:          Zip Ext.:
            -----------        ----------          ---------          ------

       Foreign Country:              Foreign Postal Code:
                       -------------                     -------------------

113.A. Trustee Name:
                    --------------------------------------------------------

    B. City:             State:           Zip Code:          Zip Ext.:
            -----------        ----------          ---------          ------

       Foreign Country:              Foreign Postal Code:
                       -------------                     -------------------

113.A. Trustee Name:
                    --------------------------------------------------------

    B. City:             State:           Zip Code:          Zip Ext.:
             ----------        ----------          ---------          ------

       Foreign Country:              Foreign Postal Code:
                       -------------                     -------------------


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

For period ending 12/31/05                                   If filing more than
File Number 811-03285                                        one Page 47, "X"
                                                             box:[ ]

114.A. Principal Underwriter Name:

    B. File Number: 008-
                        ------------

    C. City:             State:           Zip Code:          Zip Ext.:
            -----------        ----------          ---------          ------
       Foreign Country:              Foreign Postal Code:
                       -------------                     -------------------
114.A. Principal Underwriter Name:
                                    ----------------------------------------
    B. File Number: 8-
                      --------------

    C. City:             State:           Zip Code:          Zip Ext.:
            -----------        ----------          ---------          ------
       Foreign Country:              Foreign Postal Code:
                       -------------                     -------------------

115.A. Independent Public Accountant Name:
                                         -----------------------------------
    B. City:             State:          Zip Code:           Zip Ext:
            -----------        ----------          ---------          ------
       Foreign Country:              Foreign Postal Code:
                        ------------                      ------------------

115.A. Independent Public Accountant Name:
                                         -----------------------------------
    B. City:             State:           Zip Code:          Zip Ext.:
            -----------        ----------          ---------          ------
       Foreign Country:              Foreign Postal Code:
                       -------------                     -------------------

116.   Family of Investment companies information:

     A.   Is Registrant part of a family of investment companies?
          (Y/N)
               -----------------------------------------------             ---
                                                                           Y/N

     B.   Identify the family in 10 letters:
          (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.   Is Registrant a separate account of an insurance company?
          (Y/N)
               -----------------------------------------------             ---
                                                                           Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:


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

For period ending 12/31/05                                   If filing more than
File Number 811-03285                                        one Page 47, "X"
                                                             box:[ ]

     B. Variable annuity contracts? (Y/N)
                                         -------------------------       ---
                                                                         Y/N

     C. Scheduled premium variable life contracts? (Y/N)
                                                        ----------       ---
                                                                         Y/N

     D. Flexible premium variable life contracts? (Y/N)
                                                        ----------       ---
                                                                         Y/N

     E. Other types of insurance products registered under the
        Securities Act of 1933? (N/Y)
                                     -----------------------------       ---
                                                                         Y/N

118. State the number of series existing at the end of the period that had securities registered under the Securities
     Act of 1933
                 -------------------------------------------------       ---

119. State the number of new series for which registration
     statements under the Securities Act of 1933 became
     effective during the period
                                ----------------------------------     -------

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119
     ($000's omitted)
                     ---------------------------------------------    $-------

121. State the number of series for which a current prospectus was in existence at the end of the period
                                              --------------------     -------

122. State the number of existing series for which additional units were registered under the Securities Act of 1933
     during the current period
                                                                       -------

123. State the total value of the additional units considered in answering item 122 ($000's omitted)
                                           -----------------------    $-------

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the
     current period (the value of these units is to be measured on the date they were placed in the subsequent series)
     ($000's omitted)
                     ---------------------------------------------    $-------

125. State the total dollar amount of sales loads collected
     (before allowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal under-writer during the current period solely from the sale of units of all series of Registrant ($000's omitted)
                                                                      $-------


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

For period ending 12/31/05                                   If filing more than
File Number 811-03285                                        one Page 47, "X"
                                                             box:[ ]

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
     operations in Registrant's units (include the sales
     loads, if any, collected on units of a prior series
     placed in the portfolio of a subsequent series.)
     ($000's omitted)                                               $
                     -------------------------------------------     -------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                        Number of  Total Assets   Total Income
                                          Series     ($000's      Distributions
                                        Investing    omitted)   ($000's omitted)
                                        ---------    --------   ----------------

A. U.S. Treasury direct issue                       $               $
                                        ---------    --------        --------

B. U.S. Government agency                           $               $
                                        ---------    --------        --------

C. State and municipal tax-free                     $               $
                                        ---------    --------        --------

D. Public utility debt                              $               $
                                        ---------    --------        --------

E. Brokers or dealers debt or debt of
   brokers' or dealers' parent                      $               $
                                        ---------    --------        --------

F. All other corporate intermed. &
   long-term debt                                   $               $
                                        ---------    --------        --------

G. All other corporate short-term debt              $               $
                                        ---------    --------        --------

For period ending 12/31/05                                   If filing more than
File Number 811-03285                                        one Page 47, "X"
                                                             box:[ ]

                                        Number of  Total Assets   Total Income
                                          Series     ($000's      Distributions
                                        Investing    omitted)   ($000's omitted)
                                        ---------    --------   ----------------

H.   Equity securities of brokers or
     dealers or parents of brokers or
     dealers                                        $               $
                                        ---------    --------        --------
I.   Investment company equity
     securities                                     $               $
                                        ---------    --------        --------

J.   All other equity securities            1       $ 26,815        $ 167
                                        ---------    --------        --------

K.   Other securities                               $               $
                                        ---------    --------        --------

L.   Total assets of all series of
     registrant                             1       $ 26,815        $ 167
                                        ---------    --------        --------

128. Is the timely payment of principal and interest on
     any of the portfolio securities held by any of
     Registrant's series at the end of the current period
     insured or guaranteed by an entity other than the
     issuer? (Y/N)
                  ---------------------------------------           ---
                                                                    Y/N

     [If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128
     delinquent or in default as to payment of principal
     or interest at the end of the current period? (Y/N)
                                                                    ---
                                                                    Y/N
     [If answer is "N" (No), go to item 131.]

130. In computations of NAV or offering price per unit,
     is any part of the value attributed to instruments
     identified in item 129 derived from insurance or
     guarantees? (Y/N)
                      ----------------------------------            ---
                                                                    Y/N

131. Total expenses incurred by all series of Registrant
     during the current reporting period ($000's omitted)           $336

For period ending 12/31/05                              If filing more than
File Number 811-03285                                   one Page 47, "X"
                                                        box:[ ]

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-          811-          811-          811-          811-
         --------      --------      --------      --------      --------

     811-          811-          811-          811-          811-
         --------      --------      --------      --------      --------

     811-          811-          811-          811-          811-
         --------      --------      --------      --------      --------

     811-          811-          811-          811-          811-
         --------      --------      --------      --------      --------

     811-          811-          811-          811-          811-
         --------      --------      --------      --------      --------

     811-          811-          811-          811-          811-
         --------      --------      --------      --------      --------

     811-          811-          811-          811-          811-
         --------      --------      --------      --------      --------

     811-          811-          811-          811-          811-
         --------      --------      --------      --------      --------

     811-          811-          811-          811-          811-
         --------      --------      --------      --------      --------

                               SIGNATURES

City of: Boston   State of: Massachusetts        Date: February 24, 2006
Name of Registrant, Depositor, or Trustee:       New England Life Retirement
                                                 Investment Account

/s/Alan C. Leland                                /s/Marie C. Swift
------------------                               -----------------
By (Name and Title):                             Witness (Name and Title):
Alan C. Leland                                   Marie C. Swift
Vice President                                   Associate General Counsel
Metropolitan Life                                Metropolitan Life
Insurance Company                                Insurance Company


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